Goodwill and Other Intangible Assets (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Balance as of January 1, 2019	$ 5,430
Acquisitions	2,466
Functional currency translation adjustments	14
Balance as of December 31, 2019	7,910
Billing and related services [Member]
Balance as of January 1, 2019	5,430
Acquisitions
Functional currency translation adjustments
Balance as of December 31, 2019	5,430
Messaging [Member]
Balance as of January 1, 2019
Acquisitions	2,466
Functional currency translation adjustments	14
Balance as of December 31, 2019	$ 2,480